CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - IFRS 16/HKFRS 16 Leases - Narrative (Details) - IFRS 16/HKFRS 16 [member] ¥ in Millions	Jan. 01, 2019 CNY (¥)
Maximum [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lessee's incremental borrowing rates	5.16%
Minimum [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lessee's incremental borrowing rates	3.30%
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	¥ 8,373